Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

NOTE 4 – CASH AND CASH EQUIVALENTS

Cash and cash equivalents held by the Company at December 31, 2017 and December 31, 2016 are summarized as follows:

	December 31, 2017	December 31, 2016

U.S. Dollars	$2,007,423	$450,549
Mexican Pesos	2,902	5,953
Total	$2,010,325	$456,502